Related party transactions (Tables)	3 Months Ended
Mar. 31, 2021
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties

in € THOUS

	For the three months ended		For the three months ended		March 31,		December 31,
	March 31, 2021		March 31, 2020		2021		2020
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements(1)
Fresenius SE	34	8,286	28	5,450	168	3,807	251	3,655
Fresenius SE affiliates	979	24,016	1,187	26,328	703	5,922	824	7,944
Equity method investees	10,229	—	2,109	—	87,654	—	74,935	—
Total	11,242	32,302	3,324	31,778	88,525	9,729	76,010	11,599

Products
Fresenius SE affiliates	11,632	7,867	10,821	9,048	9,363	3,549	10,330	5,732
Equity method investees	—	106,002	—	112,129	—	72,202	—	57,207
Total	11,632	113,869	10,821	121,177	9,363	75,751	10,330	62,939
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €6,239 and €5,368 at March 31, 2021 and December 31, 2020, respectively.

In addition to the amounts noted in the table above, the Company recorded an accounts receivable amount of €54,323 related to dividend payments from Vifor Fresenius Medical Care Renal Pharma Ltd as of March 31, 2021.

Schedule of lease agreements with related parties

Lease agreements with related parties

in € THOUS

	For the three months ended			For the three months ended
	March 31, 2021			March 31, 2020			March 31, 2021		December 31, 2020
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	1,979	170	345	1,124	110	1,099	56,089	56,690	58,073	58,610
Fresenius SE affiliates	3,280	290	37	3,247	334	70	76,673	77,955	80,188	81,410
Total	5,259	460	382	4,371	444	1,169	132,762	134,645	138,261	140,020
(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.